Marketable Securities - Schedule of Marketable Securities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current investments	R$ 358	R$ 774
Non-current investments	135
Investments	493	774
Bank deposit certificates (CDBs) [member]
IfrsStatementLineItems [Line Items]
Current investments		R$ 74
Bank deposit certificates (CDBs) [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates		103.00%
Bank deposit certificates (CDBs) [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates		104.30%
Financial Notes Banks [member]
IfrsStatementLineItems [Line Items]
Current investments	279	R$ 475
Non-current investments	R$ 135
Financial Notes Banks [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	104.20%	108.60%
Financial Notes Banks [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	112.00%	111.98%
Marketable securities - treasury financial notes [member]
IfrsStatementLineItems [Line Items]
Current investments	R$ 72	R$ 214
Marketable securities - treasury financial notes [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	12.41%	11.83%
Marketable securities - treasury financial notes [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	12.45%	11.85%
Other Investment [member]
IfrsStatementLineItems [Line Items]
Current investments	R$ 7	R$ 11